LEASES - Narrative (Details) $ in Thousands	Jun. 30, 2024 USD ($) facility	Dec. 31, 2023 USD ($) facility	Dec. 31, 2022 USD ($)
Lessee, Lease, Description [Line Items]
Number of lease to purchase contracts | facility	13	11
Finance lease, right-of-use asset, after accumulated amortization	$ 37,205	$ 37,850	$ 33,593
Finance lease, liability, current, statement of financial position [extensible enumeration]	Other accrued expenses	Other accrued expenses
Current portion of finance lease liabilities	$ 991	$ 942	37,895
Finance lease, liability, noncurrent, statement of financial position [extensible enumeration]	Other liabilities	Other liabilities
Long-term portion of finance lease liabilities	$ 40,279	$ 40,766	$ 0
Minimum
Lessee, Lease, Description [Line Items]
Renewal term (in years)	3 years	3 years
Maximum
Lessee, Lease, Description [Line Items]
Renewal term (in years)	20 years	30 years